Expense Example	Sep. 25, 2026 USD ($)
ARBITRAGE FUND | ARBITRAGE FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 174
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,019
ARBITRAGE FUND | ARBITRAGE FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
ARBITRAGE FUND | ARBITRAGE FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	767
Expense Example, with Redemption, 5 Years	1,311
Expense Example, with Redemption, 10 Years	2,796
ARBITRAGE FUND | ARBITRAGE FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	444
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	2,239
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	598
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	2,295
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	2,029
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	494
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,339
Expense Example, with Redemption, 10 Years	2,545
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	501
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,979
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,704
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	457
Expense Example, with Redemption, 3 Years	809
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	2,239
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF | AltShares Event-Driven ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	$ 1,534